BETTER 10Q - STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Classes of Common Stock	The Company's equity structure consists of different classes of common stock which is presented in the order of liquidation preference below:As of June 30, 2023As of December 31, 2022(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingParValueSharesAuthorizedShares Issued andoutstandingParValueCommon A Stock8,000,000 8,000,000 $1 8,000,000 8,000,000 $1 Common B Stock192,457,901 56,089,586 5 192,457,901 56,089,586 5 Common B-1 Stock77,517,666 — — 77,517,666 — — Common O Stock77,333,479 34,280,906 4 77,333,479 33,988,770 4 Total common stock355,309,046 98,370,492 $10 355,309,046 98,078,356 $10 The Company's equity structure consists of different classes of common stock which is presented in the order of liquidation preference below:As of December 31,20222021(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingParValueSharesAuthorizedShares Issued andoutstandingParValueCommon A Stock8,000,000 8,000,000 $1 8,000,000 8,000,000 $1 Common B Stock192,457,901 56,089,586 5 192,457,901 56,089,586 5 Common B-1 Stock77,517,666 — — 77,517,666 — — Common O Stock77,333,479 33,988,770 4 77,333,479 34,977,573 4 Total common stock355,309,046 98,078,356 $10 355,309,046 99,067,159 $10
Schedule of Common Stock Warrants	The Company had outstanding the following common stock warrants as of both June 30, 2023 and December 31, 2022, respectively:(Amounts in thousands, except warrants, price, and per share amounts)IssuanceShare ClassIssue DateExpiration DateNo. WarrantsStrikeValuation at IssuanceMarch 2019Common B3/29/20193/29/2026375,000 $0.71 $179 March 2020Common B3/25/20203/25/20271,500,000 $3.42 $271 Total equity warrants1,875,000 The Company had outstanding the following common stock warrants as of both December 31, 2022 and 2021, respectively:(Amounts in thousands, except warrants, price, and per share amounts)IssuanceShare ClassIssue DateExpiration DateNo. WarrantsStrikeValuation at IssuanceMarch 2019Common B3/29/20193/29/2026375,000 $0.71 $179 March 2020Common B3/25/20203/25/20271,500,000 $3.42 $271 Total equity warrants1,875,000